Buffalo International Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Belgium - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	101,463	5,890,513

Canada - 5.2%
Chemicals - 0.7%
Nutrien Ltd.	150,000	7,636,500
		$–
Commercial Services & Supplies - 1.7%
GFL Environmental, Inc.	451,897	17,592,350
		$–
Ground Transportation - 1.3%
Canadian National Railway Co.	110,601	13,065,296
		$–
Software - 1.5%
Constellation Software, Inc./Canada	5,502	15,853,386
Total Canada		54,147,532

China - 0.4%
Banks - 0.4%
China Merchants Bank Co. Ltd. - Class H	900,000	4,089,729

Denmark - 3.6%
Health Care Equipment & Supplies - 1.0%
Coloplast AS - Class B	90,000	10,819,187
		$–
Pharmaceuticals - 2.6%
Novo Nordisk AS	40,000	5,723,395
Novo Nordisk AS - ADR	152,000	21,696,480
Total Denmark		38,239,062

France - 13.9%
Aerospace & Defense - 1.2%
Thales SA	80,000	12,797,463
		$–
Beverages - 0.7%
Pernod Ricard SA	52,784	7,201,832
		$–
Chemicals - 1.4%
Air Liquide SA	81,694	14,099,361
		$–
Construction & Engineering - 1.0%
Vinci SA	100,024	10,542,973
		$–
Electrical Equipment - 2.1%
Schneider Electric SE	93,000	22,296,357
		$–
IT Services - 1.2%
Capgemini SE	64,607	12,833,381
		$–
Life Sciences Tools & Services - 0.5%
Sartorius Stedim Biotech	33,000	5,453,631
		$–
Pharmaceuticals - 1.5%
Sanofi SA	43,000	4,147,055
Sanofi SA - ADR	234,562	11,380,948
		$–
Professional Services - 1.4%
Bureau Veritas SA	543,422	15,101,211
		$–
Software - 0.9%
Dassault Systemes SE	239,892	9,020,177
		$–
Textiles, Apparel & Luxury Goods - 2.0%
Kering SA	22,300	8,111,517
LVMH Moet Hennessy Louis Vuitton SE	17,100	13,129,233
		21,240,750
Total France		146,115,139

Germany - 11.3%
Capital Markets - 0.5%
DWS Group GmbH & Co. KGaA (a)	142,000	5,030,592
		$–
Chemicals - 1.2%
Symrise AG	107,017	13,094,294
		$–
Electronic Equipment, Instruments & Components - 0.5%
Jenoptik AG	185,211	5,350,416
		$–
Health Care Equipment & Supplies - 0.4%
Carl Zeiss Meditec AG	55,525	3,903,628
		$–
Health Care Providers & Services - 0.9%
Fresenius SE & Co. KGaA (b)	322,659	9,639,212
		$–
Industrial Conglomerates - 1.4%
Siemens A.G. - ADR	81,200	15,113,392
		$–
Insurance - 1.8%
Hannover Rueck SE	15,000	3,797,076
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,434	14,715,691
		18,512,767
Pharmaceuticals - 1.2%
Merck KGaA	74,750	12,361,813
		$–
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	54,000	1,981,817
		$–
Software - 1.7%
SAP SE - ADR	87,391	17,627,639
		$–
Textiles, Apparel & Luxury Goods - 0.8%
Puma SE	192,347	8,834,506
		$–
Trading Companies & Distributors - 0.7%
Brenntag SE	113,000	7,622,978
Total Germany		119,073,054

Hong Kong - 0.6%
Beverages - 0.2%
China Resources Beer Holdings Co. Ltd.	750,000	2,522,946
		$–
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd.	120,000	3,840,378
Total Hong Kong		6,363,324

India - 1.5%
Banks - 1.5%
HDFC Bank Ltd. - ADR	85,000	5,468,050
ICICI Bank Ltd. - ADR	367,480	10,587,099
		16,055,149
Total India		16,055,149

Ireland - 7.2%
Construction Materials - 1.4%
CRH PLC	193,000	14,471,140
		$–
Food Products - 1.4%
Kerry Group PLC - Class A	178,785	14,488,591
		$–
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	192,066	15,117,515
		$–
Life Sciences Tools & Services - 2.0%
ICON PLC (b)	66,990	20,999,355
		$–
Passenger Airlines - 1.0%
Ryanair Holdings PLC	370,903	6,495,695
Ryanair Holdings PLC - ADR	37,486	4,364,870
Total Ireland		75,937,166

Italy - 1.3%
Beverages - 1.3%
Davide Campari-Milano NV	1,459,646	13,819,589

Japan - 10.2%
Beverages - 1.2%
Asahi Group Holdings Ltd.	372,000	13,163,070
		$–
Chemicals - 1.4%
Shin-Etsu Chemical Co. Ltd.	380,262	14,785,211
		$–
Electronic Equipment, Instruments & Components - 1.9%
Keyence Corp.	34,173	14,956,778
Murata Manufacturing Co. Ltd.	225,000	4,659,385
		19,616,163
Entertainment - 1.2%
Nintendo Co. Ltd.	220,000	11,748,348
Nintendo Co. Ltd. - ADR	100,000	1,330,000
		$–
Professional Services - 1.2%
BayCurrent Consulting, Inc.	621,059	12,573,030
		$–
Semiconductors & Semiconductor Equipment - 3.3%
Disco Corp.	37,500	14,283,737
Renesas Electronics Corp.	1,060,000	20,102,527
		34,386,264
Total Japan		107,602,086

Luxembourg - 1.0%
Life Sciences Tools & Services - 1.0%
EUROFINS SCIENTIFI EUR0.01 (b)	216,648	10,847,339

Netherlands - 3.8%
Financial Services - 1.1%
Adyen NV (a)(b)	9,685	11,502,645
		$–
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV - NY Shares	16,427	16,800,386
		$–
Trading Companies & Distributors - 1.1%
IMCD N.V.	83,441	11,502,132
Total Netherlands		39,805,163

Norway - 0.4%
Machinery - 0.4%
TOMRA Systems ASA	356,000	4,243,747

South Korea - 2.3%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix, Inc.	111,194	18,870,580
		$–
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	80,000	4,708,306
Total South Korea		23,578,886

Sweden - 2.3%
Electronic Equipment, Instruments & Components - 1.3%
Hexagon AB - Class B	1,216,000	13,778,771
		$–
Hotels, Restaurants & Leisure - 1.0%
Evolution AB (a)	98,935	10,298,083
Total Sweden		24,076,854

Switzerland - 10.8%
Capital Markets - 1.0%
Julius Baer Group Ltd.	183,937	10,288,004
		$–
Construction Materials - 1.1%
Holcim AG	136,000	12,021,321
		$–
Electrical Equipment - 1.8%
ABB Ltd.	65,000	3,604,310
ABB Ltd. - ADR	270,629	15,076,741
		$–
Food Products - 1.4%
Nestle SA	40,000	4,082,972
Nestle SA - ADR	101,658	10,414,862
		$–
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	64,598	5,742,240
Alcon, Inc. - ADR	126,317	11,252,318
		$–
Life Sciences Tools & Services - 1.7%
Lonza Group AG	32,904	17,913,101
		$–
Pharmaceuticals - 0.9%
Roche Holding AG	21,800	6,039,882
Roche Holding AG - ADR	95,400	3,307,518
		$–
Semiconductors & Semiconductor Equipment - 1.3%
STMicroelectronics N.V.	105,000	4,112,635
STMicroelectronics N.V. - NY Shares	246,126	9,667,829
		13,780,464
Total Switzerland		113,523,733

Taiwan, Province of China - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	157,233	27,328,668

United Kingdom - 10.3%
Aerospace & Defense - 0.9%
BAE Systems PLC	540,000	8,994,547
		$–
Beverages - 1.1%
Diageo PLC - ADR	90,912	11,462,185
		$–
Capital Markets - 0.6%
London Stock Exchange Group PLC	50,000	5,928,894
		$–
Health Care Equipment & Supplies - 1.1%
Smith & Nephew PLC	335,913	4,162,723
Smith & Nephew PLC - ADR	305,609	7,572,991
		$–
Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group PLC	103,367	10,861,386
		$–
Oil, Gas & Consumable Fuels - 1.3%
Shell PLC	200,000	7,207,270
Shell PLC - ADR	89,775	6,479,960
		$–
Personal Care Products - 1.1%
Unilever PLC	61,999	3,401,034
Unilever PLC - ADR	142,271	7,823,483
		$–
Pharmaceuticals - 1.9%
AstraZeneca PLC	34,000	5,291,501
AstraZeneca PLC - ADR	187,517	14,624,451
		$–
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	212,000	14,134,766
Total United Kingdom		107,945,191

United States - 3.2%
Chemicals - 2.0%
Linde PLC	46,760	20,518,756
		$–
Insurance - 1.2%
Aon PLC - Class A	44,742	13,135,356
Total United States		33,654,112

Uruguay - 2.0%
Broadline Retail - 2.0%
MercadoLibre, Inc. (b)	12,700	20,871,180
TOTAL COMMON STOCKS (Cost $711,928,812)		993,207,216

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00 (b)(d)	5,500	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (e)	54,545,649	54,545,649
TOTAL SHORT-TERM INVESTMENTS (Cost $54,545,649)		54,545,649

TOTAL INVESTMENTS - 99.7% (Cost $766,474,461)		1,047,752,865
Other Assets in Excess of Liabilities - 0.3%		2,863,476
TOTAL NET ASSETS - 100.0%		$1,050,616,341

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $26,831,320 or 2.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)	The rate shown represents the annualized 7-day effective yield as of June 30, 2024.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to Kornitzer Capital Management (“Advisor” or “KCM”), as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that may have been or may be considered by KCM in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2024, the Fund did not hold fair valued securities.

Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by KCM. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2024. These assets are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Buffalo International Fund
Common Stocks	$373,527,310	$619,679,906	$–	$993,207,216
Warrants	–	–	0	0
Short-Term Investments	54,545,649	–	–	54,545,649
Total*	$428,072,959	$619,679,906	$0	$1,047,752,865

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
The following is a reconciliation of the International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2024
Fair Value as of 3/31/2024	$0
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 6/30/2024	$0

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2024.

FOREIGN CURRENCY TRANSLATION

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2024. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2024. The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines. The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.